LONG TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2014
Mortgage Loan One [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities
Year ended December 31,

2015 (current maturity)	$380

Long-term portion:
2016	380
2017	380
2018	380
2019	380
Thereafter	15,198

Total	$16,718

Mortgage Loan Two [Member]
Debt Instrument [Line Items]
Schedule of Long-term Loan Maturities
Year ended December 31,

2015 (current maturity)	$2,021

Long-term portion:
2016	2,021
2017	2,021
2018	2,021
2019	2,021
Thereafter	85,278

$93,362